Note 19 - Financial Instruments (Details) - Estimated Of Fair Values For Other Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimated Of Fair Values For Other Financial Instruments [Abstract]
Other receivables	$ 7,455	$ 6,328
Other receivables	7,455	6,328
Long-term debt	372,794	337,205
Long-term debt	386,952	347,319
Convertible debentures		77,000
Convertible debentures		$ 86,048